Short-Term Borrowings - Summary of Short-Term Borrowings (Detail) - USD ($) $ in Millions	Dec. 31, 2022		Dec. 31, 2021
Short-term Debt [Line Items]
Short-term borrowings	$ 31,216		$ 11,796
Federal Funds Purchased [Member]
Short-term Debt [Line Items]
Short-term borrowings	226		628
Securities Sold under Agreements to Repurchase [Member]
Short-term Debt [Line Items]
Short-term borrowings	1,431		1,575
Commercial Paper [Member]
Short-term Debt [Line Items]
Short-term borrowings	8,145		6,026
Other Short-Term Borrowings [Member]
Short-term Debt [Line Items]
Short-term borrowings	$ 21,414	[1]	$ 3,567

[1]	Balance primarily includes short-term FHLB advances.